Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13 - RELATED PARTY TRANSACTIONS

Lease Agreements

On March 1, 2014, Private Veea entered into a sublease agreement with NLabs Inc., an affiliate of the Company’s CEO that held approximately 35% of the Company’s outstanding capital stock at September 30, 2025, for office space for an initial term of five years. In 2018, Private Veea renewed the sublease for an additional five-year term, with all other terms and conditions of the sublease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of $61,200 and $183,600 for each of the three and nine months ended September 30, 2025 and 2024, respectively, which was classified as general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s condensed consolidated balance sheets was $1,897,200 as of September 30, 2025 and $1,713,600 as of December 31, 2024.

In April 2017, Private Veea entered into a lease agreement with 83rd Street LLC to lease office space for an initial term of two years. The sole member of 83rd Street LLC is the Salmasi 2004 Trust. At December 31, 2024, the Salmasi 2004 Trust held approximately 8% of Veea’s outstanding capital stock. Veea’s CEO is the grantor of the Salmasi 2004 Trust. In 2018, Private Veea renewed the lease for an additional five-year term, with all other terms and conditions of the lease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of $72,000 and $532,800 for each of the three and nine months ended September 30, 2025 and 2024, respectively, which is classified as general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s condensed consolidated balance sheets was $2,160,000 and $1,944,000 as of September 30, 2025 and December 31, 2024, respectively.

Related Party Debt

At the Closing of the Business Combination, promissory notes evidencing loans made by NLabs to the Company from 2021 through the Closing (the “Related Party Notes”) in the aggregate amount, including accrued interest, of $15,739,897, were converted into shares of Common Stock at a price of $5.00 per share, which shares were not considered Existing Veea Shares and were in addition to the shares of Common Stock issued to holders of Existing Veea Shares. See Note 4 for further information regarding the conversion of the Related Party Notes.

During the nine months ended September 30, 2025, NLabs made loans to the Company in the aggregate principal amount of $3,176,000 (the “NLabs 2025 Notes”). Interest on the loans accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. The Company satisfied the payment of the outstanding NLabs 2025 Notes, plus accrued interest, in the aggregate amount of $3,239,096, with the issuance of 3,239,096 shares of Common Stock with accompanying common warrants issued in the August 2025 Public Offering, based on the offering price of $1.00 per share.

In October and November 2025, NLabs made additional loans to the Company in the aggregate principal amount of $130,000 pursuant to certain promissory notes. Interest on the NLabs promissory notes accrue at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest is payable upon the earlier of on demand and March 31, 2026.

12 - RELATED PARTY TRANSACTIONS

Lease Agreements

On March 1, 2014, Private Veea entered into a sublease agreement with NLabs Inc., an affiliate of the Company’s CEO that held approximately 26% of the Company’s outstanding capital stock at December 31, 2024, for office space for an initial term of five years. In 2018, Private Veea renewed the sublease for an additional five-year term, with all other terms and conditions of the sublease remaining the same. The renewal term expired February 28, 2024 and was subsequently extended to June 30, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of approximately $244,000 and $237,000, respectively, for the years ended December 31, 2024 and 2023, all of which is classified as general and administrative expenses, net in the Company’s consolidated statements of operations. Accrued and unpaid rent expense  included in the Company’s consolidated balance sheets were $1,713,600 and $1,468,800, respectively, as of December 31, 2024 and 2023.

In April 2017, Private Veea entered into a lease agreement with 83rd  Street LLC to lease office space for an initial term of two years. The sole member of 83rd  Street is the Salmasi 2004 Trust. At December 31, 2024, the Salmasi 2004 Trust held approximately 8% of Veea’s outstanding capital stock. Veea’s CEO is the grantor of the Salmasi 2004 Trust.  In 2018, Private Veea renewed the lease for an additional five-year term, with all other terms and conditions of the lease remaining the same. The renewal term expired February 28, 2024 and was subsequently extended to June 30, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of approximately $281,000 and $247,000, respectively, in each of the years ended December 31, 2024 and 2023, all of which is classified as general and administrative expenses, net in the Company’s consolidated statements of operations. Accrued and unpaid rent expense included in the Company’s consolidated balance sheet were $1,944,000 and $1,656,000, respectively, as of December 31, 2024 and 2023.

Related Party Debt

In 2021 and 2022, NLabs made loans to the Company evidenced by promissory notes aggregating $9,500,000 (the “Bridge Notes”). Interest on the outstanding principal amount of the Bridge Notes accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest was payable on the maturity date of the Bridge Notes. The original maturity date of the Bridge Notes was December 31, 2022, which was extended to December 31, 2023, and was subsequently extended to September 30, 2024.  The Company accounted for the extension as a modification of the Bridge Notes. Interest expense for the years ended December 31, 2024 and 2023 was $195,155 and $237,500, respectively.

In 2022 and 2023, NLabs made loans to the Company evidenced by promissory notes in the aggregate principal amount of $3,098,000 (the “Promissory Notes” and collectively with the Bridge Notes, the “Related Party Notes”). Interest on the outstanding principal amount of the Promissory Notes accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and interest on the Promissory Notes was repayable upon the earlier of demand and December 31, 2023. The Promissory Notes remained outstanding as of December 31, 2023 and was subsequently extended to September 30, 2024.  Interest expense for the years ended December 31, 2024 and 2023 was $63,709 and $78,087, respectively.

At the Closing, the Related Party Notes were converted into shares of common stock at a price of $5.00 per share of common stock, which shares were not considered Private Veea Shares and were in addition to the shares of common stock issued to holders of Private Veea Shares. See Note 4 “Recapitalization” for further information regarding the conversion of the Related Party Notes.

In March and April 2025, the Company’s CEO and NLabs made loans to the Company in the aggregate amount of $826,000. Interest on the loan accrues at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest is payable on the earlier of demand or June 30, 2025.